UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8977

Genworth Financial Asset Management Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA  94523-3967
(Address of principal executive offices) (Zip code)

Danell J. Doty
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill CA 94523
(Name and address of agent for service)

925.521.2244
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2008
Genworth Financial Contra Fund
(Unaudited)

Contracts			Value
	PURCHASED OPTIONS - 89.79%
3,000	Russell 2000 Index
	Expiration: September, 2008
	Exercise Price: $700.000		$12,075,000
1,400	Russell 2000 Index
	Expiration: September, 2008
	Exercise Price: $710.000		6,356,000
3,300	S&P 500 Index
	Expiration: September, 2008
	Exercise Price: $1,275.000		16,698,000
4,300	S&P 500 Index
	Expiration: September, 2008
	Exercise Price: $1,300.000		26,445,000
	TOTAL PURCHASED OPTIONS (Cost $42,219,892)		61,574,000
Principal
Amount
	SHORT TERM INVESTMENTS - 10.47%
	Commercial Paper - 10.47%
$7,177,000	FHLB Discount Note
	1.820%, 07/01/2008		7,177,000
	TOTAL SHORT TERM INVESTMENTS (Cost $7,177,000)		7,177,000
	Total Investments (Cost $49,396,892) - 100.26%		68,751,000
	Liabilities in Excess of Other Assets - (0.26)%		(179,609)
	TOTAL NET ASSETS - 100.00%		$68,571,391

Percentages are stated as a percent of net assets.

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$49,396,892
	Gross unrealized appreciation	19,354,108
	Gross unrealized depreciation	0
	Net unrealized appreciation	$19,354,108

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Genworth Financial Asset Management Funds

By (Signature and Title)   /s/ Gurinder Ahluwalia
                                                                   Gurinder Ahluwalia
                                                                   President (Principal Executive Officer)

Date      08/14/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Gurinder Ahluwalia
                                                                     Gurinder Ahluwalia
                                                                     President (Principal Executive Officer)

Date      08/14/2008

By (Signature and Title)*    /s/ Danell J. Doty
                                                                       Danell J. Doty
                                                                       Treasurer (Principal Financial Officer)

Date      08/20/2008

* Print the name and title of each signing officer under his or her signature.